--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE COMPANY INSTITUTIONAL

                                INDEX PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        3
    Statement of Operations.................................        4
    Statements of Changes in Net Assets.....................        5
    Financial Highlights....................................        6
    Notes to Financial Statements...........................      7-8
    Report of Independent Certified Public Accountants......        9

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY
 SERIES
    Performance Chart.......................................       10
    Schedule of Investments.................................    11-15
    Statement of Assets and Liabilities.....................       16
    Statement of Operations.................................       17
    Statements of Changes in Net Assets.....................       18
    Financial Highlights....................................       19
    Notes to Financial Statements...........................    20-22
    Report of Independent Certified Public Accountants......       23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO  S&P 500 INDEX
                                                  $10,000        $10,000
Oct. 99                                           $10,639        $10,633
Nov. 99                                           $10,849        $10,849
Dec. 99                                           $11,493        $11,488
Jan. 00                                           $10,913        $10,911
Feb. 00                                           $10,713        $10,705
Mar. 00                                           $11,753        $11,752
Apr. 00                                           $11,392        $11,398
May 00                                            $11,162        $11,164
Jun. 00                                           $11,413        $11,439
Jul. 00                                           $11,252        $11,261
Aug. 00                                           $11,956        $11,960
Sep. 00                                           $11,321        $11,328
Oct. 00                                           $11,271        $11,281
Nov. 00                                           $10,385        $10,392
Dec. 00                                           $10,442        $10,443
Jan. 01                                           $10,806        $10,814
Feb. 01                                            $9,826         $9,827
Mar. 01                                            $9,195         $9,204
Apr. 01                                            $9,914         $9,920
May 01                                             $9,974         $9,986
Jun. 01                                            $9,728         $9,743
Jul. 01                                            $9,636         $9,648
Aug. 01                                            $9,027         $9,044
Sep. 01                                            $8,303         $8,313
Oct. 01                                            $8,455         $8,472
Nov. 01                                            $9,107         $9,122

         ANNUALIZED              ONE        FROM
         TOTAL RETURN (%)        YEAR   OCTOBER 1999
         -------------------------------------------
                                -12.31     -4.22

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributuions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

    The U.S. Large Company Institutional Index Portfolio seeks to produce returns similar to those of the S&P 500-Registered Trademark- Index by purchasing shares of The U.S. Large Company Series of The DFA Investment Trust Company (the "Master Fund") that invests in S&P 500-Registered Trademark- Index stocks in approximately the same proportions as they are represented in the S&P 500-Registered Trademark- Index. The Master Fund was essentially fully invested in equities throughout the twelve-month period ending November 30, 2001: cash equivalents averaged less than 0.25% of the Master Fund's assets. For the twelve-month period ended November 30, 2001, total returns were -12.31% for the U.S. Large Company Institutional Index Portfolio and -12.22% for the S&P 500-Registered Trademark- Index.

    Growth company components of the S&P 500-Registered Trademark- Index underperformed the value components by an appreciable margin. For the twelve-month period ended November 30, 2001, total returns were -16.63% for the S&P/BARRA 500 Growth Index, and -8.56% for the S&P/BARRA 500 Value Index.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company
  (Cost $201,186)++ at Value................................       $   219,629
Receivables:
    Due From Advisor........................................                15
    Fund Shares Sold........................................               584
Prepaid Expenses and Other Assets...........................                21
                                                                   -----------
    Total Assets............................................           220,249
                                                                   -----------

LIABILITIES:
Payables:
    Investment Securities Purchased.........................               487
    Fund Shares Redeemed....................................                97
Accrued Expenses and Other Liabilities......................                36
                                                                   -----------
    Total Liabilities.......................................               620
                                                                   -----------

NET ASSETS..................................................       $   219,629
                                                                   ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................        24,577,455
                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $      8.94
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................       $   256,024
Accumulated Net Investment Income (Loss)....................               633
Accumulated Net Realized Gain (Loss) on Investment
  Securities................................................           (43,159)
Accumulated Net Realized Gain (Loss) on Futures.............           (13,383)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................            18,443
Unrealized Appreciation (Depreciation) of Futures...........             1,071
                                                                   -----------
    Total Net Assets........................................       $   219,629
                                                                   ===========

--------------

++ The cost for federal income tax purposes is $203,219.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...............................................         $  2,442
    Interest................................................               75
    Income from Securities Lending..........................                9
                                                                     --------
        Total Investment Income.............................            2,526
                                                                     --------

EXPENSES
    Investment Advisory Services............................               48
    Administrative Services.................................               96
    Accounting & Transfer Agent Fees........................               82
    Custodian Fees..........................................                7
    Legal Fees..............................................               13
    Audit Fees..............................................                5
    Filing Fees.............................................               34
    Shareholders' Reports...................................               21
    Directors' Fees and Expenses............................                4
    Other...................................................                9
                                                                     --------
        Total Expenses......................................              319
        Less: Expenses Waived or Reimbursed.................             (127)
                                                                     --------
        Net Expenses........................................              192
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            2,334
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Net Realized Gain (Loss) on Investment Securities Sold......          (40,417)

Net Realized Gain (Loss) on Futures.........................          (13,383)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           23,879

Change in Unrealized Appreciation (Depreciation) of
  Futures...................................................            1,118
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (28,803)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(26,469)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR              YEAR
                                                                       ENDED             ENDED
                                                                     NOV. 30,          NOV. 30,
                                                                       2001              2000
                                                                     ---------         ---------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net Investment Income (Loss)............................         $  2,334          $  1,738
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................          (40,417)           (2,244)
    Net Realized Gain (Loss) on Futures.....................          (13,383)             (433)
    Change in Unrealized Appreciation (Depreciation) of
      Investment
      Securities............................................           23,879           (10,340)
    Change in Unrealized Appreciation (Depreciation) of
      Futures...............................................            1,118               (47)
                                                                     --------          --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................          (26,469)          (11,326)
                                                                     --------          --------

Distributions From:
    Net Investment Income...................................           (2,150)           (1,386)
    Net Realized Gains......................................               --                --
                                                                     --------          --------
        Total Distributions.................................           (2,150)           (1,386)
                                                                     --------          --------
Capital Share Transactions (1):
    Shares Issued...........................................          104,756           145,632
    Shares Issued in Lieu of Cash Distributions.............            2,150             1,386
    Shares Redeemed.........................................          (32,736)          (16,115)
                                                                     --------          --------
    Net Increase (Decrease) from Capital Share
      Transactions..........................................           74,170           130,903
                                                                     --------          --------
        Total Increase......................................           45,551           118,191
NET ASSETS
    Beginning of Period.....................................          174,078            55,887
                                                                     --------          --------
    End of Period...........................................         $219,629          $174,078
                                                                     ========          ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................           11,027            13,050
    Shares Issued in Lieu of Cash Distributions.............              224               123
    Shares Redeemed.........................................           (3,556)           (1,433)
                                                                     --------          --------
                                                                        7,695            11,740
                                                                     ========          ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR       SEP. 23,
                                       ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999
                                     ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.31     $  10.87     $  10.00
                                     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.11         0.11         0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.37)       (0.57)        0.85
                                     --------     --------     --------
  Total from Investment
    Operations.....................     (1.26)       (0.46)        0.87
                                     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.11)       (0.10)          --
  Net Realized Gains...............        --           --           --
                                     --------     --------     --------
  Total Distributions..............     (0.11)       (0.10)          --
                                     --------     --------     --------
Net Asset Value, End of Period.....  $   8.94     $  10.31     $  10.87
                                     ========     ========     ========
Total Return.......................    (12.31)%      (4.28)%       8.70%#

Net Assets, End of Period
  (thousands)......................  $219,629     $174,078     $ 55,887
Ratio of Expenses to Average Net
  Assets (1) ......................      0.10%        0.10%        0.10%*
Ratio of Expenses to Average Net
  Assets
  (excluding waivers and assumption
  of expenses) (1).................      0.16%        0.17%        0.35%*
Ratio of Net Investment Income to
  Average Net Assets...............      1.22%        1.07%        1.20%*
Ratio of Net Investment Income to
  Average Net Assets
  (excluding waivers and assumption
  of expenses).....................      1.16%        1.00%        0.95%*
Portfolio Turnover Rate............       N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         8%           8%           4%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)  For the year ended November 30, 1999.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of 36 consecutive months. At November 30, 2001, approximately $127,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2004.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

  Gross Unrealized Appreciation.............................           $21,735
  Gross Unrealized Depreciation.............................           $(5,325)
                                                                       -------
  Net.......................................................           $16,410
                                                                       =======

    At November 30, 2001, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $53,438,000 of which $61,000, $1,616,000 and $51,761,000 will expire on November 30, 2007, November 30, 2008 and November 30, 2009 respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit during the year ending November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                           $10,000        $10,000
Mar. 93                    $10,212        $10,215
Apr. 93                     $9,959         $9,965
May 93                     $10,222        $10,234
Jun. 93                    $10,243        $10,268
Jul. 93                    $10,202        $10,219
Aug. 93                    $10,580        $10,609
Sep. 93                    $10,509        $10,530
Oct. 93                    $10,724        $10,744
Nov. 93                    $10,621        $10,643
Dec. 93                    $10,756        $10,774
Jan. 94                    $11,109        $11,135
Feb. 94                    $10,808        $10,834
Mar. 94                    $10,350        $10,363
Apr. 94                    $10,485        $10,498
May 94                     $10,652        $10,669
Jun. 94                    $10,401        $10,405
Jul. 94                    $10,736        $10,750
Aug. 94                    $11,177        $11,187
Sep. 94                    $10,913        $10,917
Oct. 94                    $11,155        $11,167
Nov. 94                    $10,759        $10,758
Dec. 94                    $10,918        $10,915
Jan. 95                    $11,197        $11,198
Feb. 95                    $11,636        $11,633
Mar. 95                    $11,978        $11,977
Apr. 95                    $12,322        $12,326
May 95                     $12,816        $12,813
Jun. 95                    $13,118        $13,114
Jul. 95                    $13,551        $13,550
Aug. 95                    $13,584        $13,587
Sep. 95                    $14,158        $14,156
Oct. 95                    $14,104        $14,107
Nov. 95                    $14,714        $14,728
Dec. 95                    $14,996        $15,000
Jan. 96                    $15,512        $15,516
Feb. 96                    $15,644        $15,665
Mar. 96                    $15,797        $15,815
Apr. 96                    $16,028        $16,048
May 96                     $16,420        $16,462
Jun. 96                    $16,488        $16,529
Jul. 96                    $15,767        $15,794
Aug. 96                    $16,089        $16,129
Sep. 96                    $16,988        $17,035
Oct. 96                    $17,454        $17,502
Nov. 96                    $18,775        $18,830
Dec. 96                    $18,398        $18,461
Jan. 97                    $19,551        $19,608
Feb. 97                    $19,696        $19,766
Mar. 97                    $18,886        $18,944
Apr. 97                    $20,006        $20,075
May 97                     $21,227        $21,308
Jun. 97                    $22,169        $22,258
Jul. 97                    $23,934        $24,025
Aug. 97                    $22,603        $22,689
Sep. 97                    $23,835        $23,933
Oct. 97                    $23,046        $23,133
Nov. 97                    $24,099        $24,205
Dec. 97                    $24,509        $24,621
Jan. 98                    $24,786        $24,894
Feb. 98                    $26,573        $26,689
Mar. 98                    $27,925        $28,056
Apr. 98                    $28,202        $28,339
May 98                     $27,714        $27,851
Jun. 98                    $28,845        $28,982
Jul. 98                    $28,533        $28,675
Aug. 98                    $24,427        $24,529
Sep. 98                    $25,981        $26,101
Oct. 98                    $28,067        $28,223
Nov. 98                    $29,788        $29,933
Dec. 98                    $31,551        $31,657
Jan. 99                    $32,838        $32,981
Feb. 99                    $31,807        $31,955
Mar. 99                    $33,083        $33,233
Apr. 99                    $34,347        $34,519
May 99                     $33,536        $33,705
Jun. 99                    $35,387        $35,575
Jul. 99                    $34,290        $34,465
Aug. 99                    $34,112        $34,293
Sep. 99                    $33,181        $33,353
Oct. 99                    $35,288        $35,465
Nov. 99                    $35,997        $36,185
Dec. 99                    $38,139        $38,316
Jan. 00                    $36,220        $36,392
Feb. 00                    $35,543        $35,705
Mar. 00                    $39,005        $39,196
Apr. 00                    $37,807        $38,017
May 00                     $37,032        $37,237
Jun. 00                    $37,888        $38,153
Jul. 00                    $37,354        $37,558
Aug. 00                    $39,673        $39,890
Sep. 00                    $37,574        $37,784
Oct. 00                    $37,409        $37,626
Nov. 00                    $34,469        $34,661
Dec. 00                    $34,645        $34,830
Jan. 01                    $35,874        $36,067
Feb. 01                    $32,603        $32,778
Mar. 01                    $30,539        $30,700
Apr. 01                    $32,903        $33,085
May 01                     $33,103        $33,307
Jun. 01                    $32,292        $32,497
Jul. 01                    $31,982        $32,179
Aug. 01                    $29,974        $30,164
Sep. 01                    $27,555        $27,727
Oct. 01                    $28,076        $28,257
Nov. 01                    $30,226        $30,424

         ANNUALIZED              ONE    FIVE      FROM
         TOTAL RETURN (%)        YEAR   YEARS  MARCH 1993
         ------------------------------------
                                -12.31  9.99     13.48

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 #Abbott Laboratories..................................      418,100   $   22,995,500
 *ADC Telecommunications, Inc..........................      211,000          937,895
 Adobe Systems, Inc....................................       64,600        2,072,045
 *Advanced Micro Devices, Inc..........................       92,800        1,258,368
 *AES Corp.............................................      143,600        2,372,272
 Aetna, Inc............................................       38,500        1,200,045
 AFLAC, Inc............................................      141,900        3,888,060
 *#Agilent Technologies, Inc...........................      123,300        3,362,391
 Air Products & Chemicals, Inc.........................       61,500        2,811,780
 Alberto-Culver Co. Class B............................       15,300          665,856
 #Albertson's, Inc.....................................      109,300        3,668,108
 Alcan Aluminum, Ltd...................................       86,200        3,101,476
 Alcoa, Inc............................................      233,000        8,993,800
 Allegheny Energy, Inc.................................       33,700        1,174,445
 Allegheny Teledyne, Inc...............................       21,600          333,504
 Allergan, Inc.........................................       35,500        2,679,895
 *Allied Waste Industries, Inc.........................       53,300          631,072
 Allstate Corp.........................................      195,600        6,697,344
 Alltel Corp...........................................       84,500        5,499,260
 *Altera Corp..........................................      104,400        2,377,188
 Ambac, Inc............................................       28,600        1,603,888
 Amerada Hess Corp.....................................       24,100        1,400,210
 Ameren Corp...........................................       37,000        1,512,560
 American Electric Power Co., Inc......................       87,000        3,588,750
 American Express Co...................................      357,100       11,752,161
 American Greetings Corp. Class A......................       17,100          223,155
 American Home Products Corp...........................      354,800       21,323,480
 American International Group, Inc.....................      707,186       58,272,126
 *American Power Conversion Corp.......................       52,600          724,039
 AmerisourceBergen Corp................................       27,800        1,653,822
 *#Amgen, Inc..........................................      281,600       18,677,120
 *AMR Corp.............................................       41,500          886,440
 AmSouth Bancorporation................................      100,000        1,832,000
 Anadarko Petroleum Corp...............................       67,700        3,513,630
 *Analog Devices, Inc..................................       97,100        4,126,750
 *Andrew Corp..........................................       22,000          463,650
 Anheuser-Busch Companies, Inc.........................      242,200       10,438,820
 *AOL Time Warner, Inc.................................    1,196,000       41,740,400
 AON Corp..............................................       70,700        2,533,181
 Apache Corp...........................................       33,900        1,559,061
 *Apple Computer, Inc..................................       94,200        2,005,989
 Applera Corporation - Applied Biosystems Group........       57,000        1,886,700
 *Applied Materials, Inc...............................      219,400        8,713,471
 *#Applied Micro Circuits Corp.........................       81,100        1,104,987
 Archer-Daniels Midland Co.............................      179,125        2,756,734
 Ashland, Inc..........................................       18,800          801,820
 AT&T Corp.............................................      931,400       16,290,186
 *#AT&T Wireless Services, Inc.........................      682,923        9,540,434
 Autodesk, Inc.........................................       14,500          538,602
 Automatic Data Processing, Inc........................      168,500        9,345,010
 *Autozone, Inc........................................       30,200        2,032,460
 *Avaya, Inc...........................................       76,600          870,942
 #Avery Dennison Corp..................................       29,800        1,608,604
 #Avon Products, Inc...................................       64,000        3,055,360
 B B & T Corp..........................................      118,300        4,039,945
 Baker Hughes, Inc.....................................       90,600        2,987,082
 Ball Corp.............................................        7,400          507,048
                                                            SHARES             VALUE+
                                                            ------             ------

 Bank of America Corp..................................      432,600   $   26,552,988
 Bank of New York Co., Inc.............................      198,500        7,789,140
 Bank One Corp.........................................      314,600       11,778,624
 Bard (C.R.), Inc......................................       13,700          864,196
 #Barrick Gold Corp....................................      106,900        1,617,397
 Bausch & Lomb, Inc....................................       14,500          482,125
 Baxter International, Inc.............................      159,900        8,314,800
 Bear Stearns Companies, Inc...........................       25,400        1,460,500
 Becton Dickinson & Co.................................       69,500        2,353,965
 *Bed, Bath and Beyond, Inc............................       77,900        2,528,244
 Bellsouth Corp........................................      505,900       19,477,150
 Bemis Co., Inc........................................       14,300          718,861
 *#Best Buy Co., Inc...................................       56,500        4,033,535
 Big Lots, Inc.........................................       30,600          287,640
 *Biogen, Inc..........................................       40,100        2,361,088
 Biomet, Inc...........................................       72,500        2,031,087
 Black & Decker Corp...................................       21,900          811,176
 Block (H.&R.), Inc....................................       49,300        1,964,112
 *BMC Software, Inc....................................       65,800        1,102,150
 Boeing Co.............................................      235,500        8,266,050
 Boise Cascade Corp....................................       15,500          496,620
 *Boston Scientific Corp...............................      108,400        2,883,440
 Bristol Myers Squibb Co...............................      524,600       28,202,496
 *Broadcom Corp........................................       70,200        3,088,449
 Brown-Forman Corp. Class B............................       18,500        1,126,650
 Brunswick Corp........................................       23,600          464,920
 Burlington Northern Santa Fe Corp.....................      105,700        3,098,067
 Burlington Resources, Inc.............................       57,100        2,006,494
 *#Calpine Corp........................................       80,600        1,737,736
 Campbell Soup Co......................................      110,200        3,229,962
 Capital One Financial Corp............................       56,300        2,816,689
 Cardinal Health, Inc..................................      120,300        8,218,896
 #Carnival Corp........................................      157,800        4,120,158
 #Caterpillar, Inc.....................................       92,700        4,395,834
 *#Cendant Corp........................................      261,300        4,452,552
 Centex Corp...........................................       16,000          723,040
 CenturyTel, Inc.......................................       38,100        1,287,780
 Charter One Financial, Inc............................       58,555        1,613,190
 #ChevronTexaco Corp...................................      287,677       24,455,422
 *#Chiron Corp.........................................       51,300        2,226,676
 Chubb Corp............................................       47,300        3,313,838
 *CIENA Corp...........................................       88,300        1,566,883
 CIGNA Corp............................................       40,400        3,685,692
 Cincinnati Financial Corp.............................       43,400        1,673,938
 Cinergy Corp..........................................       42,900        1,264,692
 Cintas Corp...........................................       45,600        1,949,628
 Circuit City Stores, Inc. (Circuit City Group)........       56,200          986,310
 *Cisco Sytems, Inc....................................    1,975,600       40,371,386
 Citigroup, Inc........................................    1,357,400       65,019,460
 *Citizens Communications Co...........................       77,000          753,830
 *#Citrix Systems, Inc.................................       49,900        1,118,758
 *Clear Channel Communications, Inc....................      158,600        7,411,378
 Clorox Co.............................................       63,800        2,521,376
 CMS Energy Corp.......................................       35,600          819,868
 Coca-Cola Co..........................................      671,400       31,528,944
 Coca-Cola Enterprises, Inc............................      120,200        2,097,490
 Colgate-Palmolive Co..................................      151,400        8,835,704
 *Comcast Corp. Class A Special........................      255,100        9,707,830

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Comerica, Inc.........................................       48,200   $    2,475,552
 Compaq Computer Corp..................................      455,900        4,627,385
 Computer Associates International, Inc................      155,600        5,176,812
 *Computer Sciences Corp...............................       45,500        2,168,075
 *Compuware Corp.......................................       99,300        1,110,670
 *Comverse Tecnology, Inc..............................       50,100        1,071,889
 Conagra, Inc..........................................      145,000        3,330,650
 *Concord EFS, Inc.....................................      130,000        3,892,850
 *Conexant Systems, Inc................................       66,700          993,830
 Conoco, Inc...........................................      168,600        4,614,582
 *#Conseco, Inc........................................       91,200          385,776
 Consolidated Edison, Inc..............................       57,300        2,212,926
 Constellation Energy Group............................       44,200        1,049,750
 *Convergys Corp.......................................       46,100        1,531,903
 Cooper Industries, Inc................................       25,300        1,033,505
 Cooper Tire & Rubber Co...............................       19,600          290,472
 Coors (Adolph) Co. Class B............................       10,100          576,003
 #Corning, Inc.........................................      251,100        2,367,873
 *Costco Wholesale Corp................................      121,500        4,963,882
 Countrywide Credit Industries, Inc....................       32,000        1,359,360
 Crane Co..............................................       16,100          381,570
 CSX Corp..............................................       57,600        2,154,240
 Cummins Engine Co., Inc...............................       11,100          402,486
 #CVS Corp.............................................      106,200        2,862,090
 Dana Corp.............................................       39,900          546,630
 #Danaher Corp.........................................       38,500        2,258,025
 Darden Restaurants, Inc...............................       31,900          980,606
 Deere & Co............................................       63,400        2,535,366
 *Dell Computer Corp...................................      702,100       19,606,142
 Delphi Automotive Systems Corp........................      151,100        2,073,092
 Delta Air Lines, Inc..................................       33,200          962,136
 Deluxe Corp...........................................       19,100          754,832
 #Devon Energy Corp....................................       34,900        1,200,211
 Dillards, Inc. Class A................................       23,000          380,650
 Disney (Walt) Co......................................      564,200       11,549,174
 Dollar General Corp...................................       89,200        1,204,200
 #Dominion Resources, Inc..............................       70,600        4,126,570
 Donnelley (R.R.) & Sons Co............................       31,700          928,810
 Dover Corp............................................       54,900        2,023,614
 Dow Chemical Co.......................................      242,300        9,086,250
 Dow Jones & Co., Inc..................................       23,300        1,179,446
 DTE Energy Co.........................................       44,500        1,837,850
 #Duke Power Co........................................      208,400        7,533,660
 DuPont (E.I.) de Nemours & Co., Inc...................      281,500       12,481,710
 #Dynegy, Inc..........................................       88,000        2,670,800
 Eastman Chemical Co...................................       20,800          798,096
 Eastman Kodak Co......................................       78,300        2,370,141
 Eaton Corp............................................       18,600        1,294,746
 Ecolab, Inc...........................................       34,400        1,286,560
 *Edison International.................................       87,900        1,327,290
 El Paso Corp..........................................      137,400        6,114,300
 Electronic Data Systems Corp..........................      126,300        8,742,486
 *EMC Corp. MA.........................................      595,700       10,001,803
 Emerson Electric Co...................................      115,700        6,254,742
 Engelhard Corp........................................       35,300          986,635
 Entergy Corp..........................................       59,600        2,199,240
 EOG Resources, Inc....................................       31,300        1,094,874
 Equifax, Inc..........................................       38,700          963,243
 Equity Office Properties Trust........................      109,400        3,260,120
 Equity Residential Properties Corp....................       71,600        2,072,820
 Exelon Corp...........................................       86,500        3,858,765
                                                            SHARES             VALUE+
                                                            ------             ------

 Exxon Mobil Corp......................................    1,862,500   $   69,657,500
 Family Dollar Stores, Inc.............................       46,400        1,382,720
 Fannie Mae............................................      270,000       21,222,000
 Federal Home Loan Mortgage Corporation................      187,000       12,373,790
 *Federated Department Stores, Inc.....................       53,400        1,975,800
 *FedEx Corp...........................................       82,900        3,801,794
 Fifth Third Bancorp...................................      155,300        9,328,094
 First Data Corp.......................................      105,800        7,748,792
 FirstEnergy Corp......................................       80,280        2,711,858
 *Fiserv, Inc..........................................       50,350        1,968,937
 FleetBoston Financial Corp............................      292,400       10,745,700
 Fluor Corp............................................       21,400          809,990
 *FMC Corp.............................................        8,400          449,820
 Ford Motor Co.........................................      493,900        9,354,466
 *Forest Laboratories, Inc.............................       47,600        3,370,080
 Fortune Brands, Inc...................................       41,300        1,621,851
 FPL Group, Inc........................................       47,500        2,631,500
 Franklin Resources, Inc...............................       71,400        2,552,550
 *Freeport McMoran Copper & Gold, Inc. Class B.........       38,900          519,315
 Gannett Co., Inc......................................       71,400        4,958,730
 Gap, Inc..............................................      232,000        3,069,360
 *Gateway, Inc.........................................       87,200          819,680
 General Dynamics Corp.................................       54,200        4,506,730
 General Electric Co...................................    2,681,300      103,230,050
 General Mills, Inc....................................       98,100        4,841,235
 General Motors Corp...................................      148,100        7,360,570
 Genuine Parts Co......................................       46,400        1,563,680
 Georgia-Pacific Corp..................................       61,000        1,955,660
 Gillette Co...........................................      284,700        9,309,690
 Golden West Financial Corp............................       42,800        2,212,760
 Goodrich (B.F.) Co....................................       27,900          679,923
 Goodyear Tire & Rubber Co.............................       42,900          960,960
 Grainger (W.W.), Inc..................................       25,600        1,198,080
 Great Lakes Chemical Corp.............................       13,600          332,112
 *Guidant Corp.........................................       82,900        4,046,349
 Halliburton Co........................................      115,800        2,481,594
 Harley-Davidson, Inc..................................       81,600        4,290,528
 *Harrahs Entertainment, Inc...........................       31,600        1,018,468
 Hartford Financial Services Group, Inc................       64,000        3,788,800
 Hasbro, Inc...........................................       46,600          766,570
 HCA, Inc..............................................      145,100        5,628,429
 *Health Management Associates, Inc....................       66,200        1,291,562
 *Healthsouth Corp.....................................      105,200        1,548,544
 Heinz (H.J.) Co.......................................       94,100        3,587,092
 *Hercules, Inc........................................       29,200          294,920
 Hershey Foods Corp....................................       36,900        2,415,474
 Hewlett-Packard Co....................................      524,400       11,531,556
 Hilton Hotels Corp....................................       99,600          986,040
 Home Depot, Inc.......................................      629,900       29,391,134
 Homestake Mining Co...................................       71,100          563,112
 Honeywell International, Inc..........................      218,500        7,241,090
 Household International, Inc..........................      125,200        7,385,548
 *Humana, Inc..........................................       45,900          577,422
 Huntington Bancshares, Inc............................       67,800        1,097,682
 Illinois Tool Works, Inc..............................       82,000        5,030,700
 *Immunex Corp.........................................      144,200        3,894,121
 IMS Health, Inc.......................................       79,500        1,628,160
 *Inco, Ltd............................................       49,100          790,510
 Ingersoll-Rand Co.....................................       45,500        1,905,995

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Intel Corp............................................    1,815,300   $   59,278,621
 International Business Machines Corp..................      469,000       54,211,710
 International Flavors & Fragrances, Inc...............       25,900          793,835
 *#International Game Technology.......................       20,000        1,239,800
 International Paper Co................................      130,400        5,209,480
 Interpublic Group of Companies, Inc...................      101,200        2,947,956
 *Intuit, Inc..........................................       56,300        2,472,133
 ITT Industries, Inc...................................       23,700        1,162,248
 J.P. Morgan Chase & Co................................      535,900       20,214,148
 *Jabil Circuit, Inc...................................       51,600        1,357,080
 *#JDS Uniphase Corp...................................      355,300        3,581,424
 Jefferson-Pilot Corp..................................       41,100        1,828,950
 John Hancock Financial Services, Inc..................       83,200        3,273,088
 Johnson & Johnson.....................................      817,400       47,613,550
 Johnson Controls, Inc.................................       23,400        1,860,768
 *#K Mart Corp.........................................      132,200          806,420
 KB Home Corp..........................................       12,000          403,440
 Kellogg Co............................................      109,600        3,232,104
 Kerr-McGee Corp.......................................       27,000        1,418,580
 KeyCorp...............................................      114,600        2,624,340
 KeySpan Corporation...................................       37,100        1,229,123
 Kimberly Clark Corp...................................      143,700        8,359,029
 #Kinder Morgan, Inc...................................       30,900        1,511,937
 *King Pharmaceuticals, Inc............................       65,966        2,628,085
 *KLA-Tencor Corp......................................       50,000        2,511,250
 #Knight Ridder, Inc...................................       19,800        1,199,880
 *Kohls Corp...........................................       89,900        6,099,715
 *Kroger Co............................................      218,800        5,540,016
 Leggett and Platt, Inc................................       53,000        1,146,920
 Lehman Brothers Holdings, Inc.........................       66,500        4,398,975
 *Lexmark International Group, Inc.....................       34,600        1,787,782
 Lilly (Eli) & Co......................................      303,400       25,082,078
 Limited, Inc..........................................      115,100        1,602,192
 Lincoln National Corp.................................       50,700        2,418,390
 Linear Technology Corp................................       85,800        3,520,803
 Liz Claiborne, Inc....................................       14,200          709,716
 Lockheed Martin Corp..................................      117,200        5,443,940
 Loews Corp............................................       53,200        3,023,356
 Louisiana-Pacific Corp................................       28,200          216,576
 Lowe's Companies, Inc.................................      207,600        9,406,356
 *LSI Logic Corp.......................................       97,500        1,584,375
 Lucent Technologies, Inc..............................      919,300        6,729,276
 *Manor Care, Inc......................................       27,800          649,130
 Marriott International, Inc. Class A..................       65,800        2,475,396
 Marsh & McLennan Companies, Inc.......................       74,400        7,958,568
 Masco Corp............................................      124,100        2,597,413
 Mattel, Inc...........................................      116,300        2,141,083
 *Maxim Integrated Products, Inc.......................       88,600        4,855,723
 May Department Stores Co..............................       80,700        2,892,288
 Maytag Corp...........................................       20,500          593,065
 MBIA, Inc.............................................       40,000        2,037,200
 MBNA Corp.............................................      229,900        7,411,976
 *McDermott International, Inc.........................       16,500          185,955
 McDonalds Corp........................................      349,100        9,369,844
 McGraw-Hill Companies, Inc............................       52,700        2,977,550
 McKesson HBOC, Inc....................................       76,900        2,866,063
 Mead Corp.............................................       26,800          828,656
 *Medimmune, Inc.......................................       57,400        2,531,053
 Medtronic, Inc........................................      326,300       15,427,464
                                                            SHARES             VALUE+
                                                            ------             ------

 Mellon Financial Corp.................................      128,800   $    4,815,832
 Merck & Co., Inc......................................      619,000       41,937,250
 *Mercury Interactive Corp.............................       22,300          686,505
 Meredith Corp.........................................       13,400          456,940
 Merrill Lynch & Co., Inc..............................      226,600       11,350,394
 MetLife, Inc..........................................      202,400        5,551,832
 MGIC Investment Corp..................................       28,900        1,692,095
 *Micron Technology, Inc...............................      160,900        4,370,044
 *Microsoft Corp.......................................    1,452,800       93,284,288
 Millipore Corp........................................       12,700          758,190
 Minnesota Mining & Manufacturing Co...................      106,900       12,248,602
 *Mirant Corp..........................................       91,600        2,235,956
 Molex, Inc............................................       52,700        1,514,862
 Moody's Corp..........................................       42,500        1,473,475
 Morgan Stanley Dean Witter & Co.......................      300,400       16,672,200
 Motorola, Inc.........................................      592,800        9,864,192
 *Nabors Industries, Inc...............................       39,600        1,247,400
 National City Corp....................................      162,200        4,541,600
 *National Semiconductor Corp..........................       46,800        1,410,084
 Navistar International Corp...........................       16,000          585,440
 *NCR Corp.............................................       26,000          999,180
 *Network Appliance Corp...............................       87,900        1,355,858
 New York Times Class A................................       43,000        1,954,350
 Newell Rubbermaid, Inc................................       72,000        1,846,800
 #Newmont Mining Corp..................................       52,800        1,038,576
 *#Nextel Communications Corp. Class A.................      206,500        2,209,550
 *Niagara Mohawk Holdings, Inc.........................       43,300          768,142
 Nicor, Inc............................................       12,300          479,331
 Nike, Inc. Class B....................................       73,200        3,878,868
 NiSource, Inc.........................................       55,700        1,164,130
 *Noble Drilling Corp..................................       36,200        1,067,900
 Nordstrom, Inc........................................       36,100          683,373
 Norfolk Southern Corp.................................      103,800        2,012,682
 Nortel Network Corp...................................      860,100        6,708,780
 Northern Trust Corp...................................       60,100        3,477,086
 Northrop Grumman Corp.................................       29,700        2,788,236
 *Novell, Inc..........................................       97,200          413,586
 *Novellus Systems, Inc................................       38,500        1,464,733
 Nucor Corp............................................       20,900        1,034,132
 Occidental Petroleum Corp.............................      100,000        2,500,000
 *Office Depot, Inc....................................       80,300        1,296,845
 Omnicom Group, Inc....................................       50,000        4,293,000
 *Oracle Systems Corp..................................    1,515,300       21,252,083
 #Paccar, Inc..........................................       20,700        1,260,941
 *Pactiv Corp..........................................       42,800          749,000
 Pall Corp.............................................       33,100          761,962
 *Palm, Inc............................................      153,100          533,554
 *Parametric Technology Corp...........................       71,300          622,449
 Parker-Hannifin Corp..................................       31,500        1,293,075
 Paychex, Inc..........................................      100,800        3,532,536
 Penney (J.C.) Co., Inc................................       71,000        1,799,140
 Peoples Energy Corp...................................        9,600          368,832
 *Peoplesoft, Inc......................................       79,400        2,766,693
 Pepsi Bottling........................................       38,800        1,724,660
 Pepsico, Inc..........................................      477,150       23,203,805
 PerkinElmer, Inc......................................       33,000          914,760
 Pfizer, Inc...........................................    1,704,100       73,804,571
 PG&E Corp. (Holding Co.)..............................      104,500        1,912,350
 Pharmacia Corp........................................      351,200       15,593,280
 Phelps Dodge Corp.....................................       21,200          759,596

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Philip Morris Companies, Inc..........................      593,800   $   28,009,546
 Phillips Petroleum Co.................................      102,380        5,695,399
 Pinnacle West Capital Corp............................       22,900          956,075
 Pitney Bowes, Inc.....................................       66,600        2,762,568
 Placer Dome, Inc......................................       88,400          964,444
 *PMC Sierra, Inc......................................       44,400        1,011,876
 PNC Financial Services Group, Inc.....................       78,000        4,520,100
 *Power-One, Inc.......................................       21,200          211,682
 PPG Industries, Inc...................................       45,500        2,446,535
 PPL Corp..............................................       39,400        1,401,458
 Praxair, Inc..........................................       43,400        2,296,728
 Procter & Gamble Co...................................      349,600       27,080,016
 Progress Energy, Inc..................................       58,600        2,428,970
 Progressive Corp......................................       19,900        2,915,947
 Providian Financial Corp..............................       77,100          205,857
 #Public Service Enterprise Group, Inc.................       56,100        2,274,855
 Pulte Corp............................................       15,900          624,075
 *Q Logic Corp.........................................       24,900        1,231,803
 *QUALCOMM, Inc........................................      204,400       11,999,302
 *Quintiles Transnational Corp.........................       31,500          521,483
 Qwest Communications International, Inc...............      448,300        5,334,770
 Radioshack Corp.......................................       50,100        1,450,896
 Ralston Purina Group..................................       83,600        2,769,668
 Raytheon Co...........................................      103,800        3,401,526
 *Reebok International, Ltd............................       15,800          367,508
 Regions Financial Corp................................       61,400        1,765,557
 Reliant Energy, Inc...................................       80,300        2,051,665
 *Robert Half International, Inc.......................       47,300        1,274,735
 Rockwell Collins......................................       49,400          830,908
 Rockwell International Corp...........................       49,400          815,100
 Rohm & Haas Co........................................       59,400        2,108,700
 *Rowan Companies, Inc.................................       25,500          416,670
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      578,800       27,979,192
 Ryder System, Inc.....................................       16,300          334,150
 *Sabre Holdings Corp..................................       35,900        1,245,371
 Safeco Corp...........................................       34,500        1,109,003
 *Safeway, Inc.........................................      136,400        6,077,984
 *Saint Jude Medical, Inc..............................       23,100        1,720,950
 Saint Paul Companies, Inc.............................       57,900        2,725,932
 *#Sanmina Corp........................................       86,300        1,847,683
 *Sapient Corp.........................................       33,200          205,840
 Sara Lee Corp.........................................      212,300        4,645,124
 SBC Communications, Inc...............................      909,100       33,982,158
 Schering-Plough Corp..................................      394,900       14,109,777
 Schlumberger, Ltd.....................................      154,700        7,427,147
 Schwab (Charles) Corp.................................      374,200        5,373,512
 Scientific-Atlanta, Inc...............................       44,000        1,183,160
 *Sealed Air Corp......................................       22,600        1,037,340
 Sears, Roebuck & Co...................................       88,700        4,036,737
 Sempra Energy.........................................       55,600        1,287,696
 Sherwin-Williams Co...................................       42,300        1,183,977
 *Siebel Systems, Inc..................................      122,300        2,735,240
 Sigma-Aldrich Corp....................................       20,400          872,202
 Snap-On, Inc..........................................       15,600          488,280
 *#Solectron Corp......................................      217,200        3,192,840
 Southern Co...........................................      184,900        4,206,475
 SouthTrust Corp.......................................       91,800        2,247,264
 Southwest Airlines Co.................................      205,600        3,855,000
 Sprint Corp...........................................      239,200        5,212,168
 *#Sprint Corp. (PCS Group)............................      252,900        6,309,855
                                                            SHARES             VALUE+
                                                            ------             ------

 Stanley Works.........................................       23,000   $      961,170
 *Staples, Inc.........................................      123,200        2,166,472
 *Starbucks Corp.......................................      102,600        1,818,585
 Starwood Hotels and Resorts Worldwide, Inc............       53,600        1,454,704
 State Street Corp.....................................       87,800        4,595,452
 Stilwell Financial, Inc...............................       59,200        1,404,224
 Stryker Corp..........................................       52,900        2,904,739
 *Sun Microsystems.....................................      879,100       12,522,780
 #Sunoco, Inc..........................................       22,600          826,256
 #Suntrust Banks, Inc..................................       78,800        4,984,888
 Supervalu, Inc........................................       35,700          809,319
 Symbol Technologies, Inc..............................       61,200        1,017,144
 Synovus Financial Corp................................       78,300        1,840,050
 Sysco Corp............................................      181,500        4,463,085
 T. Rowe Price Group, Inc..............................       33,200        1,056,424
 Target Corp...........................................      242,600        9,107,204
 Teco Energy, Inc......................................       36,600          966,606
 *Tektronix, Inc.......................................       25,300          568,744
 *Tellabs, Inc.........................................      110,500        1,685,678
 Temple-Inland, Inc....................................       13,300          759,962
 *Tenet Healthcare Corp................................       87,500        5,250,000
 *Teradyne, Inc........................................       47,100        1,312,206
 Texas Corp............................................       69,300        3,125,430
 Texas Instruments, Inc................................      468,600       15,018,630
 Textron, Inc..........................................       38,100        1,510,665
 *Thermo-Electron Corp.................................       48,900        1,061,130
 Thomas & Betts Corp...................................       15,700          320,437
 Tiffany & Co..........................................       39,400        1,134,720
 TJX Companies, Inc....................................       75,700        2,853,133
 *#TMP Worldwide, Inc..................................       28,700        1,184,449
 Torchmark Corp........................................       33,900        1,337,355
 *Toys R Us, Inc.......................................       53,300        1,146,483
 Transocean Sedco Forex, Inc...........................       85,800        2,428,140
 #Tribune Co...........................................       80,600        2,909,660
 *Tricon Global Restaurants, Inc.......................       39,700        1,883,765
 TRW, Inc..............................................       33,700        1,314,974
 Tupperware Corp.......................................       15,600          306,696
 #Tyco International, Ltd..............................      522,800       30,740,640
 U.S. Bancorp..........................................      514,400        9,763,312
 Unilever NV...........................................      154,300        8,779,670
 Union Pacific Corp....................................       66,900        3,682,845
 Union Planters Corp...................................       37,000        1,606,170
 *Unisys Corp..........................................       85,500        1,017,450
 United Technologies Corp..............................      127,100        7,651,420
 Unitedhealth Group, Inc...............................       85,600        6,116,120
 *#Univision Communications, Inc. Class A..............       56,300        2,004,843
 Unocal Corp...........................................       65,700        2,160,873
 UnumProvident Corp....................................       65,200        1,682,160
 USA Education, Inc....................................       44,000        3,743,080
 *#USAir Group, Inc....................................       18,100          135,569
 UST, Inc..............................................       44,100        1,583,190
 USX-Marathon Group, Inc...............................       83,300        2,282,420
 USX-US Steel Group....................................       24,000          405,360
 *Veritas Software Co..................................      107,300        4,173,434
 Verizon Communications, Inc...........................      730,100       34,314,700
 VF Corp...............................................       30,200        1,146,996
 *Viacom, Inc. Class B.................................      480,500       20,973,825
 Visteon Corp..........................................       35,300          487,140
 *Vitesse Semiconductor, Inc...........................       49,500          603,653
 Vulcan Materials Co...................................       27,300        1,262,625

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Wachovia Corp.........................................      378,500   $   11,714,575
 Walgreen Co...........................................      274,800        9,068,400
 Wal-Mart Stores, Inc..................................    1,206,900       66,560,535
 Washington Mutual, Inc................................      236,900        7,410,232
 Waste Management, Inc.................................      168,800        4,945,840
 *Watson Pharmaceuticals, Inc..........................       28,600          855,998
 *Wellpoint Health Networks, Inc.......................       17,100        2,016,090
 Wells Fargo Company...................................      463,300       19,829,240
 Wendy's International, Inc............................       30,700          872,801
 Westvaco Corp.........................................       27,200          778,192
 Weyerhaeuser Co.......................................       58,100        3,070,585
 Whirlpool Corp........................................       18,000        1,183,680
 Willamette Industries, Inc............................       29,600        1,428,200
 Williams Companies, Inc...............................      138,800        3,708,736
 Winn-Dixie Stores, Inc................................       37,900          519,609
 *Worldcom, Inc........................................      779,600       11,343,180
 Worthington Industries, Inc...........................       23,000          340,400
 #Wrigley (Wm.) Jr. Co.................................       61,000        3,082,940
 XCEL Energy, Inc......................................       92,600        2,528,906
 #Xerox Corp...........................................      187,400        1,574,160
 *Xilinx, Inc..........................................       89,800        3,242,229
 #XL Capital, Ltd......................................       36,100        3,356,578
 *Yahoo!, Inc..........................................      153,000        2,380,680
 *Zimmer Holdings, Inc.................................       52,450        1,692,037
 Zions Bancorp.........................................       24,900        1,202,048
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,398,058,961)................................                 2,798,961,450
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $35,836,900) to be
   repurchased at $35,311,884
   (Cost $35,306,000)..................................   $   35,306       35,306,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,433,364,961)++..............................                $2,834,267,450
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,461,636,976.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $2,834,267
Collateral for Securities Loaned............................     105,565
Cash........................................................       1,969
Receivables:
    Dividends and Interest..................................       3,862
    Investment Securities Sold..............................         275
    Fund Shares Sold........................................       1,322
Prepaid Expenses and Other Assets...........................           1
                                                              ----------
        Total Assets........................................   2,947,261
                                                              ----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................     105,565
    Investment Securities Purchased.........................       3,079
    Fund Shares Redeemed....................................       6,593
    Futures Margin Variation................................         140
Accrued Expenses and Other Liabilities......................         234
                                                              ----------
        Total Liabilities...................................     115,611
                                                              ----------

NET ASSETS..................................................  $2,831,650
                                                              ==========
Investments at Cost.........................................  $2,433,365
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...............................................         $  37,692
    Interest................................................             1,226
    Income From Securities Lending..........................               120
                                                                     ---------
        Total Investment Income.............................            39,038
                                                                     ---------

EXPENSES
    Investment Advisory Services............................               745
    Accounting & Transfer Agent Fees........................               447
    Custodian Fees..........................................               107
    Legal Fees..............................................                24
    Audit Fees..............................................                41
    Shareholders' Reports...................................                15
    Trustees' Fees and Expenses.............................                34
    Other...................................................               124
                                                                     ---------
        Total Expenses......................................             1,537
                                                                     ---------
    NET INVESTMENT INCOME (LOSS)............................            37,501
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain (Loss) on Investment Securities Sold......           (81,255)
Net Realized Gain (Loss) on Futures.........................           (14,349)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................          (344,426)
    Futures.................................................               915
                                                                     ---------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (439,115)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(401,614)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   37,501        $   35,967
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (81,255)          (23,065)
    Net Realized Gain (Loss) on Futures.....................            (14,349)           (1,770)
    Change in Unrealized Appreciaiton (Depreciation) of:
        Investment Securities...............................           (344,426)         (166,154)
        Futures.............................................                915              (881)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (401,614)         (155,903)
                                                                     ----------        ----------
Transactions in Interest:
    Contributions...........................................            552,671           798,812
    Withdrawals.............................................           (458,219)         (279,159)
                                                                     ----------        ----------
        Net Increase (Decrease) from Transactions in
          Interest..........................................             94,452           519,653
                                                                     ----------        ----------
        Total Increase (Decrease)...........................           (307,162)          363,750
NET ASSETS
    Beginning of Period.....................................          3,138,812         2,775,062
                                                                     ----------        ----------
    End of Period...........................................         $2,831,650        $3,138,812
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR          YEAR          YEAR          YEAR         YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                        2001          2000          1999          1998         1997
                                     ----------    ----------    ----------    ----------    ---------
Net Asset Value, Beginning of
  Period...........................         N/A           N/A           N/A           N/A         N/A
                                     ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --            --            --            --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --            --            --            --          --
                                     ----------    ----------    ----------    ----------    --------
  Total from Investment
    Operations.....................          --            --            --            --          --
                                     ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income............          --            --            --            --          --
  Net Realized Gains...............          --            --            --            --          --
                                     ----------    ----------    ----------    ----------    --------
  Total Distributions..............          --            --            --            --          --
                                     ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period.....         N/A           N/A           N/A           N/A         N/A
                                     ==========    ==========    ==========    ==========    ========
Total Return.......................         N/A           N/A           N/A           N/A         N/A

Net Assets, End of Period
  (thousands)......................  $2,831,650    $3,138,812    $2,775,062    $1,557,174    $822,493
Ratio of Expenses to Average Net
  Assets...........................        0.05%         0.06%         0.06%         0.06%       0.07%
Ratio of Net Investment Income to
  Average Net Assets...............        1.26%         1.12%         1.27%         1.47%       1.75%
Portfolio Turnover Rate............           8%            8%            4%            9%          4%

--------------

N/A Not applicable as The U.S. Large Company Series is organized as a partnership

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $357,208
Sales.......................................................   244,724

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 702,656
Gross Unrealized Depreciation...............................   (330,026)
                                                              ---------
Net.........................................................  $ 372,630
                                                              =========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    FUTURES CONTRACTS: During the year ended November 30, 2001, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2001, the Series had outstanding 130 long futures contracts on the S&P 500 Index, all of which expire on December 21, 2001. The value of such contracts on November 30, 2001 was $37,050,000, which resulted in an unrealized gain of $33,618.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001 borrowings under the line were as follows:

                WEIGHTED                    WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                AVERAGE                     AVERAGE        DAYS      EXPENSE   BORROWED DURING
             INTEREST RATE                LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
----------------------------------------  ------------  -----------  --------  ---------------
                 3.97%                     $8,513,500       14       $12,851     $27,081,000

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $100,417,592, the related collateral cash received was $105,564,675 and the value of collateral on overnight repurchase agreements was $107,734,138.

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               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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